BUSINESS COMBINATION - Chui Holding (Details) $ in Thousands			12 Months Ended
	Dec. 28, 2017 USD ($) EquityInstruments	Dec. 27, 2017	Dec. 31, 2017	Dec. 31, 2016
Chui Holding S.A.
BUSINESS COMBINATION
Number of shares transferred | EquityInstruments	50,228,188
Percentage of voting equity interests acquired	78.00%
Acquisition-date fair value of total consideration transferred [abstract]
Estimated fair value of prior interest before business combination	$ 192,315
Advances for capital increase	207,124
Share swap	(93,305)
Estimated fair value at the time of acquistion (78%)	306,134
Minority interest (22%)	86,345
Total amount of the investment	392,479
Recognized amounts of identifiable assets acquired and liabilities assumed Cash and cash
Cash and cash equivalents	61,103
Accounts receivable	10,892
Other accounts receivable	595
Tied funds	255
Intangible assets	17,062
PP&E	664,997
Loans and financing	17,380
Accounts payable to suppliers	(327,528)
Tax obligations	(1,946)
Other accounts payable	(2,868)
Other	(47,463)
Total identifiable net assets	392,479
ELETROSUL
BUSINESS COMBINATION
Proportion of ownership interest in subsidiary			99.88%	99.91%
ELETROSUL | Chui Holding S.A.
BUSINESS COMBINATION
Advance for capital increase	$ 207,124
Proportion of ownership interest in subsidiary	86.57%	49.00%